Condensed Consolidated Statements of Cash Flows - USD ($)	6 Months Ended		12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Mar. 31, 2021	Mar. 31, 2020
CASH FLOWS FROM OPERATING ACTIVITIES:
Net loss	$ 110,968	$ (3,256,625)	$ (3,590,169)	$ (980,617)
Adjustments to reconcile net income to net cash used in operating activities:
Depreciation	71,398	78,079	101,014	114,391
Loss on disposal of plant and equipment		32,988	46,769	87,305
Changes in operating assets and liabilities:
Accounts receivable	3,216,556	3,161,329	(365,122)	(2,701,627)
Inventories	(30,372)	(287,370)	67,322	(29,484)
Advances to suppliers	(1,114,244)	(327,859)	(466,049)	(159,456)
Other receivables	(399,257)	16,408	(186,571)	(53,846)
Accounts payables	(1,801,257)	(2,500,432)	(268,181)	2,736,332
Accrued expenses and other payables	44,382	(16,614)	409,146	(80,109)
Advances from customers	52,308	37,541	28,833	(83,742)
Net cash used in operating activities	150,482	(3,062,555)	(4,223,008)	(1,150,853)
CASH FLOWS FROM INVESTING ACTIVITIES:
Purchase of plant and equipment	(142,922)	(400,585)	(405,851)	(136,001)
Proceeds from disposal of subsidiaries			542,242
Cash decreased in disposal of subsidiaries			(701,882)
Proceeds from sale of property and equipment		21,192	2,439
Net cash used in investing activities	(142,922)	(379,393)	(563,052)	(136,001)
CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from issue of common stocks		3,735,000	6,735,000
Proceeds from related party borrowings	1,623,725	6,079,859	9,200,975	2,475,728
Repayment of related party borrowings	(2,762,272)	(5,621,945)	(9,702,083)	(1,063,323)
Proceeds from bank borrowings		86,886	87,032	515,447
Repayment of bank borrowings		(205,850)	(221,268)	(371,868)
Net cash provided by financing activities	(1,138,547)	4,073,950	6,099,656	1,555,984
NET INCREASE IN CASH AND CASH EQUIVALENTS	(1,130,987)	632,002	1,313,596	269,130
Effect of exchange rate changes on cash and cash equivalents	(3,421)	14,711	(200)	(14,713)
Cash and cash equivalents, beginning of year	1,845,077	531,681	531,681	277,264
CASH AND CASH EQUIVALENTS, END OF YEAR	710,669	1,178,394	1,845,077	531,681
Supplemental disclosure of cash flow information:
Cash paid during the year for interest	1,935	4,441	4,588	15,143
Cash paid during the year for income tax	15,684	7,412	25,867	16,070
Supplemental disclosure of non-cash investing and financing activities:
Right-of-use assets obtained in exchange for operating lease obligations	$ 345,847	$ 28,865	$ 9,380,402	$ 1,982,393